FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-3967

   First Investors Income Funds
  (Exact name of registrant as specified in charter)


   95 Wall Street
   New York, NY 10005
  (Address of principle executive offices)


   Joseph I. Benedek
   First Investors Management Company, Inc.
   Raritan Plaza I
   8th Floor
   Edison, NJ 08837-3620
  (Name and address of agent for service)


Registrant's telephone number, including area code:  1-212-858-8000

Date of Fiscal year-end: 9/30/2006

Date of reporting period: 7/1/2005 - 6/30/2006

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   Item 1. Proxy Voting Record

   First Investors Cash Management Fund

   				None


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   First Investors Government Fund

				None

   First Investors Investment Grade Fund

				None


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   First Investors Fund For Income

DEUTSCHE TELEKOM AG

Ticker:       DT             Security ID:  251566105
Meeting Date: MAY 3, 2006    Meeting Type: Annual
Record Date:  MAR 16, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE APPROPRIATION OF NET INCOME.          For       Did Not    Management
                                                          Vote
2     THE APPROVAL OF THE ACTIONS OF THE        For       Did Not    Management
      MEMBERS OF THE BOARD OF MANAGEMENT FOR              Vote
      THE 2005 FINANCIAL YEAR.
3     THE APPROVAL OF THE ACTIONS OF THE        For       Did Not    Management
      MEMBERS OF THE SUPERVISORY BOARD FOR THE            Vote
      2005 FINANCIAL YEAR.
4     Ratify Auditors                           For       Did Not    Management
                                                          Vote
5     AUTHORIZING THE CORPORATION TO PURCHASE   For       Did Not    Management
      AND USE ITS OWN SHARES INCLUDING USE WITH           Vote
      THE EXCLUSION OF SUBSCRIPTION RIGHTS.
6     THE CREATION OF AUTHORIZED CAPITAL 2006   For       Did Not    Management
      FOR CASH AND/OR NON-CASH CONTRIBUTIONS.             Vote
7     APPROVAL OF THE SPLIT-OFF AND SHARE       For       Did Not    Management
      TRANSFER AGREEMENT WITH T-SYSTEMS                   Vote
      BUSINESS SERVICES GMBH.
8     THE APPROVAL OF THE CONTROL AND PROFIT    For       Did Not    Management
      AND LOSS TRANSFER AGREEMENT WITH SCS                Vote
      PERSONALBERATUNG GMBH.
9     THE APPROVAL OF THE CONTROL AND PROFIT    For       Did Not    Management
      AND LOSS TRANSFER AGREEMENT WITH CASPAR             Vote
      TELEKOMMUNIKATIONSDIENSTE GMBH.
10    THE APPROVAL OF THE CONTROL AND PROFIT    For       Did Not    Management
      AND LOSS TRANSFER AGREEMENT WITH MELCHIOR           Vote
      TELEKOMMUNIKATIONSDIENSTE GMBH.
11    THE APPROVAL OF THE CONTROL AND PROFIT    For       Did Not    Management
      AND LOSS TRANSFER AGREEMENT WITH                    Vote
      BALTHASAR TELEKOMMUNIKATIONSDIENSTE GMBH.
12    APPROVAL OF THE CONTROL AGREEMENT WITH    For       Did Not    Management
      T-COM INNOVATIONS-GESELLSCHAFT MBH.                 Vote
13    THE AMENDMENT OF SECTIONS 14 (2) AND (16) For       Did Not    Management
      OF THE ARTICLES OF INCORPORATION.                   Vote
14.1  Elect  Director Dr. Thomas Mirow          For       Did Not    Management
                                                          Vote
14.2  Elect  Director Mrs. Ingrid               For       Did Not    Management
      Matthaus-Maier                                      Vote
14.3  Elect  Director Dr. Mathias Dopfner       For       Did Not    Management
                                                          Vote
14.4  Elect  Director Prof. Dr. Wulf von        For       Did Not    Management
      Schimmelmann                                        Vote
14.5  Elect  Director Dr. H. Von Grunberg       For       Did Not    Management
                                                          Vote
14.6  Elect  Director Mr. Bernhard Walter       For       Did Not    Management
                                                          Vote


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INGLES MARKETS, INC.

Ticker:       IMKTA          Security ID:  457030104
Meeting Date: FEB 14, 2006   Meeting Type: Annual
Record Date:  JAN 6, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Fred D. Ayers              For       For        Management
1.2   Elect Director John O. Pollard            For       For        Management


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RCN

Ticker:       RCNI           Security ID:  749361200
Meeting Date: JUL 19, 2005   Meeting Type: A
Record Date:  MAY 31, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.01  Elect Peter D. Aquino                     For       For        Management
1.02  Elect James F. Mooney                     For       For        Management
1.03  Elect Benjamin C. Duster                  For       For        Management
1.04  Elect Lee S. Hillman                      For       For        Management
1.05  Elect Michael E. Katzenstein              For       For        Management
1.06  Elect Theodore H. Schell                  For       For        Management
1.07  Elect Daniel Tseung                       For       For        Management
2     Ratify selection of auditors              For       For        Management
3     Adopt the Senior Executive Annual Bonus   For       For        Management
      Plan
4     Adopt the 2005 Stock Compensation Plan    For       For        Management


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RCN CORPORATION

Ticker:       RCNI           Security ID:  749361200
Meeting Date: JUN 6, 2006    Meeting Type: Annual
Record Date:  APR 14, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Peter D. Aquino            For       For        Management
1.2   Elect Director James F. Mooney            For       For        Management
1.3   Elect Director Benjamin C. Duster, IV     For       For        Management
1.4   Elect Director Lee S. Hillman             For       For        Management
1.5   Elect Director Michael E. Katzenstein     For       For        Management
1.6   Elect Director Theodore H. Schell         For       For        Management
1.7   Elect Director Daniel Tseung              For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management


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TEXAS PETROCHEMICALS, INC.

Ticker:                      Security ID:  88265P208
Meeting Date: APR 18, 2006   Meeting Type: Annual
Record Date:  FEB 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Charles W. Shaver          For       For        Management
1.2   Elect Director Mark C. Demetree           For       For        Management
1.3   Elect Director Kevin S. Flannery          For       For        Management
1.4   Elect Director Tyrone K. Thayer           For       For        Management
2     Ratify Auditors                           For       For        Management


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VIATEL HOLDING BERMUDA LTD

Ticker:                      Security ID:  G93447103
Meeting Date: DEC 7, 2005    Meeting Type: A
Record Date:  NOV 3, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve financial statements              For       Not Voted  Management
2     Appoint outside auditors                  For       Not Voted  Management
3     Set auditors'' fees                       For       Not Voted  Management
4     Elect Didier Delepine                     For       Not Voted  Management
5     Elect S. Dennis N. Belcher                For       Not Voted  Management
6     Elect Thomas E. Doster                    For       Not Voted  Management
7     Elect Leslie Goodman                      For       Not Voted  Management
8     Elect Edward Greenberg                    For       Not Voted  Management
9     Elect Kevin P. Power                      For       Not Voted  Management
10    Elect Lucy Woods                          For       Not Voted  Management


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VIATEL HOLDING BERMUDA LTD

Ticker:       VTLAF          Security ID:  G93447103
Meeting Date: JUN 7, 2006    Meeting Type: Special
Record Date:  MAY 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THAT THE TRANSFER OF (I) ONE-HALF OF      For       Did Not    Management
      CERTAIN OF THE COMPANY S EUROPEAN LONG              Vote
      HAUL NETWORK ASSETS; (II) ALL OF THE
      COMPANY S LONG HAUL NETWORK ASSETS IN
      GERMANY FORMING THE NETWORK STRETCH KNOWN
      AS PEN 3; AND (III) CERTAIN REVENUES
      LINKED TO SPECIFIED EXIS
2     THAT ANY ONE DIRECTOR OR OFFICER OF THE   For       Did Not    Management
      COMPANY BE AND HEREBY IS AUTHORISED TO              Vote
      TAKE ALL NECESSARY OR DESIRABLE STEPS TO
      NEGOTIATE, CONCLUDE, IMPLEMENT, EXECUTE
      AND GIVE EFFECT TO ANY DOCUMENT, DEED,
      ACT OR THING PURSUANT TO OR OTHERWISE IN
      CONNECTION WIT
3     THAT ANY AND ALL ACTIONS OF THE DIRECTORS For       Did Not    Management
      AND OFFICERS OF THE COMPANY ACTING                  Vote
      INDIVIDUALLY OR TOGETHER WITH ANOTHER TO
      DATE IN CONNECTION WITH THE TRANSACTION
      BE AND ARE HEREBY APPROVED, RATIFIED,
      CONFIRMED AND ADOPTED IN ALL RESPECTS AS
      ACTIONS TAKEN FOR


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VIATEL HOLDING BERMUDA LTD

Ticker:                      Security ID:  G93447103
Meeting Date: NOV 22, 2005   Meeting Type: S
Record Date:  OCT 27, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve divestiture/spin-off              For       For        Management
2     Authorize legal formalities               For       For        Management
3     Authorize legal formalities               For       For        Management




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   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted Against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

   Where management has recommended that shareholders 'Abstain' from voting on a ballot item:
	1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and
	2) a ballot voted 'For" or 'Against' is considered to have been voted Against management's recommendation to 'Abstain.'

   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

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   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   First Investors Income Funds
   (Registrant)


By: /S/ KATHRYN S. HEAD
        Kathryn S. Head
        President and Principal Executive Officer

Date:   August 25, 2006